Net Income (Loss) Per Share - Schedule of Weighted Average Number of Shares of Common Stock Outstanding (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (9,651,557)	$ 13,425,567	$ (38,819,463)	$ (35,453,632)	$ (69,590,462)	$ (65,088,786)
Net income (loss) attributable to common stockholders, basic	(9,651,557)	13,425,567	(38,819,463)	(35,453,632)	(69,590,462)	(65,088,786)
Net income (loss) attributable to common stockholders, diluted	$ (9,651,557)	$ 13,425,567	$ (38,819,463)	$ (35,453,632)	$ (69,590,462)	$ (65,088,786)
Denominator:
Weighted-average shares used to compute net income (loss) per share, basic (in Shares)	51,825,321	46,503,358	50,746,857	36,062,784	42,218,965	5,836,882
Weighted-average shares used to compute net income (loss) per share, diluted (in Shares)	51,825,321	47,561,116	50,746,857	36,062,784	42,218,965	5,836,882
Net loss per share attributable to common stockholders:
Basic (in Dollars per share)	$ (0.19)	$ 0.29	$ (0.76)	$ (0.98)	$ (1.65)	$ (11.15)
Diluted (in Dollars per share)	$ (0.19)	$ 0.28	$ (0.76)	$ (0.98)	$ (1.65)	$ (11.15)